Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption - Roth CH Acquisition IV Co. [Member] - Common Stock Subject To Redemption [Member] - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of common stock subject to possible redemption reflected in the balance sheets [Abstract]
Common stock subject to possible redemption, beginning	$ 24,322,162	$ 116,725,000
Common stock subject to possible redemption, ending	24,485,433	24,322,162
Less:
Redemption of 9,121,751 shares		(93,419,442)
Extension payment	(163,181)	(135,440)
Plus:
Remeasurement of carrying value to redemption value	$ 326,452	$ 1,152,044